Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Item 402(v) Pay Versus Performance

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and named executive officer (“NEO”) pay. For additional information about our pay-for-performance philosophy and how we align executive compensation with Company performance, refer to the Compensation Discussion and Analysis beginning on page 51.

Required Tabular Disclosure of Pay Versus Performance

The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid for Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section above.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:(4)
Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	NASDAQ Biotechnology Index Total Shareholder Return ($)	Net Loss (thousands)(5)	Total Revenue (thousands)(6)
2022	$3,905,058	$9,653,678	$1,481,321	$2,201,087	$408.53	$113.65	($87,400)	$99,770
2021	$4,030,833	$7,317,812	$1,730,384	$3,037,694	$338.76	$126.45	($80,926)	$75,442
2020	$3,563,295	$7,424,884	$1,613,615	$3,137,880	$242.64	$126.42	($57,240)	$65,144

(1)
The following individuals are our PEO and other non-PEO NEOs for each fiscal year:

Year	PEO(s)	Non-PEO NEOs

2022	Michael E. Castagna	Steven B. Binder, Alejandro Galindo, Joseph Kocinsky, Sanjay Singh, David B. Thomson, and Stuart Tross
2021	Michael E. Castagna	Steven B. Binder, Joseph Kocinsky, David B. Thomson, and Stuart Tross
2020	Michael E. Castagna	Steven B. Binder, Joseph Kocinsky, David B. Thomson, and Stuart Tross

(2)
The dollar amounts reported in column (b) and (d) are the amounts of total compensation reported for Mr. Castagna (our Chief Executive Officer and PEO) and the average total compensation for our non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”
(3)
The dollar amounts reported in column (c) and (e) represent the amount of CAP to Mr. Castagna and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP:

	2020		2021		2022
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$3,563,295	$1,613,615	$4,030,833	$1,730,384	$3,905,058	$1,481,321
Deduct: Grant Date Fair Value of "Stock Awards” Column in the Summary Compensation Table for Applicable FY	($2,580,300)	($1,032,800)	($2,911,592)	($1,028,744)	($2,646,400)	($906,783)
Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End	$5,130,170	$2,053,320	$2,832,800	$1,001,485	$5,338,040	$1,451,183
Add: Year over Year Change in Fair Value of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End	$1,206,319	$460,190	$2,859,986	$1,140,698	$3,289,447	$846,513
Add: Vesting Date Fair Value of Awards Granted during Prior FY that Vested During Applicable FY	$105,400	$43,555	$505,786	$193,871	($232,467)	($68,276)
Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY	$0	$0	$0	$0	$0	($602,871)
Add: Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0	$0	$0
CAP	$7,424,884	$3,137,880	$7,317,812	$3,037,694	$9,653,678	$2,201,087

(4)
The amounts reflect the cumulative total shareholder return of our common stock (column (f)) and the NASDAQ Biotechnology Index (column (g)) at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2019, and reinvestment of dividends, if any.
(5)
The dollar amounts reported in column (h) represent the net loss as reported in the Company’s audited financial statements for the applicable year.
(6)
As required by Item 402(v) of Regulation S-K, we have determined that Total Revenue is the Company-Selected Measure.

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote [Text Block]
(1)
The following individuals are our PEO and other non-PEO NEOs for each fiscal year:

Year	PEO(s)	Non-PEO NEOs

2022	Michael E. Castagna	Steven B. Binder, Alejandro Galindo, Joseph Kocinsky, Sanjay Singh, David B. Thomson, and Stuart Tross
2021	Michael E. Castagna	Steven B. Binder, Joseph Kocinsky, David B. Thomson, and Stuart Tross
2020	Michael E. Castagna	Steven B. Binder, Joseph Kocinsky, David B. Thomson, and Stuart Tross

PEO Total Compensation Amount	$ 3,905,058	$ 4,030,833	$ 3,563,295
PEO Actually Paid Compensation Amount	9,653,678	7,317,812	7,424,884
Non-PEO NEO Average Total Compensation Amount	1,481,321	1,730,384	1,613,615
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,201,087	3,037,694	3,137,880
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2020		2021		2022
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$3,563,295	$1,613,615	$4,030,833	$1,730,384	$3,905,058	$1,481,321
Deduct: Grant Date Fair Value of "Stock Awards” Column in the Summary Compensation Table for Applicable FY	($2,580,300)	($1,032,800)	($2,911,592)	($1,028,744)	($2,646,400)	($906,783)
Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End	$5,130,170	$2,053,320	$2,832,800	$1,001,485	$5,338,040	$1,451,183
Add: Year over Year Change in Fair Value of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End	$1,206,319	$460,190	$2,859,986	$1,140,698	$3,289,447	$846,513
Add: Vesting Date Fair Value of Awards Granted during Prior FY that Vested During Applicable FY	$105,400	$43,555	$505,786	$193,871	($232,467)	($68,276)
Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY	$0	$0	$0	$0	$0	($602,871)
Add: Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0	$0	$0
CAP	$7,424,884	$3,137,880	$7,317,812	$3,037,694	$9,653,678	$2,201,087

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs Total Revenue
Tabular List [Table Text Block]

The most important financial performance measures used by the Company to link CAP to the Company’s NEOs for the most recently completed fiscal year to the company’s performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 51.

•
Total shareholder return;
•
Deliver on Tyvaso DPI launch;
•
Drive endocrinology business; and
•
Advance pipeline opportunities.

Total Shareholder Return Amount	$ 408.53	338.76	242.64
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ 87,400,000	$ 80,926,000	$ 57,240,000
Company Selected Measure Amount	99,770,000	75,442,000	65,144,000
PEO Name	Michael E. Castagna	Michael E. Castagna	Michael E. Castagna
Additional 402(v) Disclosure [Text Block]

All information provided above under the “Item 402(v) Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total shareholder return;
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Deliver on Tyvaso DPI launch;
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Drive endocrinology business; and
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Advance pipeline opportunities.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 9,653,678	$ 7,317,812	$ 7,424,884
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,646,400)	(2,911,592)	(2,580,300)
PEO [Member] | Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,338,040	2,832,800	5,130,170
PEO [Member] | Add: Year over Year Change in Fair Value of Awards Granted during Prior FY that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,289,447	2,859,986	1,206,319
PEO [Member] | Add: Vesting Date Fair Value of Awards Granted during Prior FY that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(232,467)	505,786	105,400
PEO [Member] | Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Add: Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,201,087	3,037,694	3,137,880
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(906,783)	(1,028,744)	(1,032,800)
Non-PEO NEO [Member] | Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,451,183	1,001,485	2,053,320
Non-PEO NEO [Member] | Add: Year over Year Change in Fair Value of Awards Granted during Prior FY that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	846,513	1,140,698	460,190
Non-PEO NEO [Member] | Add: Vesting Date Fair Value of Awards Granted during Prior FY that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(68,276)	193,871	43,555
Non-PEO NEO [Member] | Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(602,871)	0	0
Non-PEO NEO [Member] | Add: Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0